Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Basic Net Income (Loss) per share
Net income (loss)	$8,879	$(7,609)	$(3,251)	$20,065
Less: income allocated to participating securities	—	—	—	(19,502)

Net income (loss) attributable to common shareholders	$8,879	$(7,609)	$(3,251)	$563

Weighted average common shares outstanding—basic	16,701,967	1,438,584	6,588,282	1,398,954

Net income (loss) per share—basic	$0.53	$(5.29)	$(0.49)	$0.40

Diluted Net Income (Loss) per share
Net income (loss)	$8,879	$(7,609)	$(3,251)	$20,065
Less: gain on change in fair value of private placement warrants	(367)	—	—	—
Less: income allocated to participating securities	—	—	—	(19,093)

Net income (loss) attributable to common shareholders	$8,512	$(7,609)	$(3,251)	$972

Weighted average common shares outstanding—basic	16,701,967	1,438,584	6,588,282	1,398,954
Weighted average effect of dilutive securities:
Stock options	3,302,088	—	—	1,106,286
Private placement warrants	1,923	—	—	—
Public warrants	61,737	—	—	—

Weighted average common shares outstanding—diluted	20,067,715	1,438,584	6,588,282	2,505,240

Net income (loss) per share—diluted	$0.42	$(5.29)	$(0.49)	$0.39

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share data):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Basic Net Income (Loss) per share
Net income (loss)	$14,211	$(29,739)
Preferred stock extinguishment	—	15,529
Less: income allocated to participating securities	(14,045)	—

Net (loss) income attributable to common shareholders	$166	$(14,210)

Weighted average common shares outstanding - basic	1,410,549	1,195,875

Net income (loss) per share - basic	$0.12	$(11.88)

Diluted Net Income (Loss) per share
Net income (loss)	$14,211	$(29,739)
Preferred stock extinguishment	—	15,529
Less: income allocated to participating securities	(13,912)	—

Net (loss) income attributable to common shareholders	$299	$(14,210)

Weighted average common shares outstanding - basic	1,410,549	1,195,875
Weighted average effect of dilutive stock options	1,244,300	—

Weighted average common shares outstanding - diluted	2,654,849	1,195,875

Net income (loss) per share - diluted	$0.11	$(11.88)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities as of September 30, 2021 and 2020 are as follows (in common stock equivalent shares):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Series A Convertible Preferred Stock	—	11,563,819	—	11,563,819
Series B Convertible Preferred Stock	—	10,154,819	—	10,154,819
Series C Convertible Preferred Stock	—	6,734,590	—	6,734,590
Series C Convertible Preferred Stock Warrants	108,029	70,455	108,029	70,455
Public warrants	—	—	5,833,333	—
Private placement warrants	—	—	181,667	—
Earn-Out Shares	5,000,000	—	5,000,000	—
Unvested sponsor shares	300,000	—	300,000	—
Stock options outstanding	64,486	3,630,273	3,978,805	523,893

Total	5,472,515	32,153,956	15,401,834	29,047,576

Potentially dilutive securities as of December 31, 2020 and 2019 are as follows (in common stock equivalent shares):

	As of December 31,
	2020	2019
Series A Convertible Preferred Stock	11,563,819	11,563,819
Series B Convertible Preferred Stock	10,154,819	10,154,819
Series C Convertible Preferred Stock	6,734,590	6,734,590
Series C Convertible Preferred Stock Warrants	70,455	70,455
Stock Options Outstanding	770,150	2,968,390

Total	29,293,833	31,492,073